Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets - Additional Information (Detail) - USD ($) $ in Billions			2 Months Ended	3 Months Ended
	Apr. 30, 2025	Dec. 10, 2023	Feb. 28, 2026	Dec. 31, 2023	Dec. 31, 2025	Dec. 15, 2025	Oct. 20, 2025	Jun. 01, 2025	Apr. 11, 2025	Apr. 08, 2025
Financial And Capital Markets [Line Items]
Percentage Of Increase Decrease In Foreign Currency				200.00%
Reduction percentage of foreign currency due to inflation.			5.90%
Description of range of fluctuation rate of foreign currency	As soon as the new administration took office, measures were adopted to normalize the foreign exchange and financial markets. On the one hand, the devaluation of the peso in the official exchange market -used mainly for foreign trade- close to 55%, together with a complete reconsideration of monetary and fiscal policies, allowed a significate reduction in the gap between the values of currencies in the official and free exchange markets (stock market operations) from its maximum of 200% during the last quarter of 2023, which as of the date of issuance of these consolidated Financial Statements arises to 1%. In April 2025, new measures aimed at easing regulations related to access to the foreign exchange market were established, including the establishment of floating bands (it began between $1,000 and $1,400, range that was updated at a negative monthly rate of 1% for the lower limit and a positive monthly rate of 1% for the upper limit until December 2025 and, from January 2026, it is updated in line with the evolution of inflation) within which the dollar exchange rate in the foreign exchange market may fluctuate, the elimination of foreign exchange restrictions applicable to individuals, the authorization for companies to transfer dividends abroad to non-resident shareholders corresponding to fiscal years beginning on or after January 1, 2025, and more flexibility to make payments abroad for imports of goods and services, among other regulations.
Rate of gap between the official and free market currency					1.00%
Notional amount						$ 17
Initial disbursement of fund facility									$ 12
Additional disbursement of fund facility								$ 2
Amount Currency Swap Operation							$ 20
World bank [member]
Financial And Capital Markets [Line Items]
Credit facility authorized amount									12
Credit facility authorized amount granted									10
Inter-american development bank
Financial And Capital Markets [Line Items]
Credit facility authorized amount									$ 20
Extended fund facility
Financial And Capital Markets [Line Items]
Notional amount										$ 20
ARS [member]
Financial And Capital Markets [Line Items]
Devaluation of the currency with respect to us dollar percentage		55.00%